Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2017	Apr. 17, 2018
Entity Registrant Name	SSLJ. COM Ltd
Entity Central Index Key	0001709563
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		44,000,000
Trading Symbol	SSLJ
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Class A Ordinary Shares [Member]
Entity Common Stock, Shares Outstanding		8,361,360
Class B Ordinary Shares [Member]
Entity Common Stock, Shares Outstanding		35,638,640